UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio      as of January 31, 2010  (Unaudited)

DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.4%
Alabama 1.4%
Auburn, AL, General Obligation, 144A, 4.85%, 11/1/2011	219,245	219,385
Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Prerefunded, 5.0%, 2/1/2041 (a) (b)	8,000,000	8,795,120

		9,014,505
Alaska 0.5%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036 (a)	3,580,000	3,640,788
Arizona 2.3%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2019	2,000,000	2,105,000
Arizona, Health Facilities Authority, Hospital System Revenue, Phoenix Baptist Hospital & Medical Center, ETM, 6.25%, 9/1/2011 (a)	150,000	156,214
Arizona, State Department of Administration, Certificates of Participation, Series A, 5.0%, 10/1/2012 (a)	1,000,000	1,088,570
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded, 5.375%, 10/1/2013	2,625,000	2,835,289
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028	50,000	49,873
Phoenix, AZ, Civic Improvement Corp., 0.25%, 3/4/2010	4,000,000	4,000,000
Pima County, AZ, Higher Education Revenue, Industrial Development Authority, Series A, 5.0%, 5/1/2013 (a)	1,345,000	902,118
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,790,112
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	340,000	355,552

		15,282,728
Arkansas 0.0%
Chicot County, AR, Sales & Special Tax Revenue, Sales & Use Tax, 4.15%, 7/1/2026 (a)	30,000	26,713
Little Rock, AR, Residential Housing & Public Facility Board, Series B, Zero Coupon, 7/15/2011	15,000	13,520
Springdale, AR, Residential Housing & Healthcare Facility Board, Series A, 7.65%, 9/1/2011	1,391	1,425

		41,658
California 6.5%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.2% **, 7/1/2020, JPMorgan Chase Bank (a) (c)	1,890,000	1,890,000
California, State Department of Water Resources Power Supply Revenue, Series G-4, 5.0%, 5/1/2016	2,500,000	2,847,950
California, State General Obligation:
5.0%, 10/1/2017	5,435,000	5,878,387
5.25%, 4/1/2022	1,615,000	1,683,282
California, State Revenue Anticipation Notes:
Series A-1, 3.0%, 5/25/2010	6,600,000	6,646,662
Series A-2, 3.0%, 6/23/2010	2,975,000	2,998,651
California, Statewide Communities Development Authority Revenue, Proposition 1A Receivables Program, 5.0%, 6/15/2013	3,500,000	3,746,400
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, AMT, 4.7%, 10/15/2012	520,000	537,779
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, 4.25%, 7/1/2012	250,000	259,143
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013	300,000	306,897
Corona-Norco, CA, Unified School District, Bond Anticipation Notes, 3.5%, 2/1/2010	3,500,000	3,500,385
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage-Backed Securities, Series A, AMT, 6.7%, 6/1/2024 (a)	10,000	10,130
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	95,000	93,593
San Diego, CA, Housing Authority Multi-Family Housing Revenue, Hollywood Palms Apartments, Series C, AMT, 5.1%, 11/1/2013	585,000	617,532
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014 (a)	2,475,000	2,504,849
Southern California, Metropolitan Water District, Waterworks Revenue, Series A-1, 0.18% **, 7/1/2037	10,000,000	10,000,000

		43,521,640
Colorado 1.3%
Aurora, CO, Industrial Development Revenue, Series A, 5.375%, 12/1/2011	365,000	365,949
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series C-6, 3.95%, 9/1/2036	1,610,000	1,646,434
Colorado, Housing Finance Authority, Single Family Program, Series B-2, AMT, 6.4%, 11/1/2024	30,000	31,168
Colorado, Single Family Housing Revenue, Housing & Finance Authority:
Class III, Series B-4, AMT, 5.0%, 5/1/2032 (a)	495,000	497,975
Series A-2, AMT, 7.25%, 5/1/2027	20,000	20,377
Douglas County, CO, School District No. 1, Douglas & Elbert Counties, Prerefunded, 5.0%, 12/15/2012 (a)	5,320,000	5,758,474
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012	240,000	246,482
Pueblo County, CO, Certificates of Participation, ETM, 6.25%, 12/1/2010	250,000	259,405

		8,826,264
Connecticut 1.9%
Connecticut, State Economic Recovery, Series A, 5.0%, 1/1/2012	6,000,000	6,501,960
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series B, 3.0%, 12/1/2011	6,000,000	6,252,240

		12,754,200
Delaware 0.2%
Delaware, State Housing Authority Revenue, Single Family Mortgage, Series D, AMT, 5.875%, 1/1/2038	1,230,000	1,301,438
District of Columbia 0.0%
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Stanton Glenn Apartments, AMT, 5.6%, 11/1/2010	195,000	199,019
Florida 6.7%
Brevard County, FL, Housing Finance Authority, Homeowner Mortgage Revenue, Series B, 6.5%, 9/1/2022	107,000	117,281
Broward County, FL, Airport Systems Revenue, Series E, AMT, 5.25%, 10/1/2012 (a)	6,000,000	6,045,000
Florida, Hurricane Catastrophe Fund, Finance Corp. Revenue, Series A, 5.0%, 7/1/2011 (a)	9,720,000	10,201,237
Florida, State Board of Public Education, Series C, 5.0%, 6/1/2015	2,675,000	2,921,528
Florida, State Board of Public Education, Capital Outlay, Series B, 5.5%, 6/1/2013	3,000,000	3,217,770
Florida, State Department Environmental Protection Preservation Revenue, Series C, 4.0%, 7/1/2012	4,490,000	4,789,214
Florida, State Department Environmental Protection Preservation Revenue, Florida Forever, Series A, 5.0%, 7/1/2011 (a)	1,250,000	1,323,187
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014 (a)	2,135,000	2,259,876
Orange County, FL, Sales Tax Revenue, Series A, 5.125%, 1/1/2018 (a)	4,000,000	4,313,160
Orlando & Orange County, FL, Expressway Authority Revenue, Series C-3, 0.25% **, 7/1/2025 (a)	5,660,000	5,660,000
Orlando, FL, Utilities Commission Systems Revenue, Series C, 3.0%, 10/1/2011	880,000	913,062
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,585,625

		44,346,940
Georgia 3.1%
Augusta-Richmond County, GA, Coliseum Revenue Authority, ETM, 6.3%, 2/1/2010	50,000	50,014
Carroll County, GA, School District, Sales Tax, 5.0%, 4/1/2010	2,000,000	2,016,560
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, 4.75%, 3/1/2032	2,660,000	2,736,901
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Healthcare, Series A, 5.0%, 2/15/2018 (d)	2,000,000	2,122,240
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.0%, 3/15/2010	4,000,000	4,019,440
Georgia, State General Obligation, Series G, 4.0%, 11/1/2011	5,000,000	5,307,100
Gwinnett County, GA, Water & Sewer Authority Revenue, Series A, 3.0%, 8/1/2011	1,605,000	1,666,857
Monroe County, GA, Development Authority Pollution Control Revenue, Georgia Power Co. Plant Scherer, First Series, 4.5%, 7/1/2025	2,640,000	2,736,492

		20,655,604
Hawaii 0.8%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2012	4,000,000	4,376,840
Hawaii, State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012	905,000	924,385

		5,301,225
Idaho 0.2%
Idaho, Housing Agency, Single Family Mortgage:
Series H-2, AMT, 5.1%, 7/1/2020	80,000	81,421
Class III, AMT, 5.1%, 7/1/2023	175,000	176,836
Class III, AMT, 5.15%, 7/1/2023	400,000	409,076
Class III, AMT, 5.4%, 7/1/2021	90,000	92,286
Series G-2, AMT, 5.75%, 1/1/2014	15,000	15,509
Series H-2, AMT, 5.85%, 1/1/2014	45,000	46,630
Class III, AMT, 5.95%, 7/1/2019	420,000	438,715
Series E, AMT, 5.95%, 7/1/2020	50,000	52,228

		1,312,701
Illinois 4.1%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018 (a)	1,830,000	1,985,788
Chicago, IL, O'Hare International Airport Revenue, Series A, 5.0%, 1/1/2015 (a)	4,500,000	5,026,770
Chicago, IL, Single Family Mortgage Revenue, Series C-1, AMT, 6.3%, 9/1/2029	170,000	176,849
Du Page County, IL, Forest Preserve District, 3.0%, 11/1/2010	1,250,000	1,273,975
Huntley, IL, Project Revenue, Installment Contract, 5.85%, 12/1/2015	890,000	909,678
Illinois, Finance Authority Revenue, University of Chicago, Series B, 5.0%, 7/1/2017	5,000,000	5,698,700
Illinois, Health Facilities Authority Revenue, 5.25%, 11/15/2013 (a)	665,000	666,237
Illinois, State Building, Series B, 5.0%, 6/15/2011	955,000	1,008,814
Lake County, IL, Forest Preserve District, Series A, 0.65% *, 12/15/2020	5,000,000	4,461,250
McLean & Woodford Counties, IL, Community Unit School District No. 5, Prerefunded, 6.375%, 12/1/2016 (a)	4,820,000	5,324,317
Normal, IL, Multi-Family Housing Revenue, AMT, 3.75%, 12/1/2013	730,000	752,747

		27,285,125
Indiana 2.5%
Indiana, Bond Bank Revenue, State Revolving Fund, Series B, Prerefunded, 5.25%, 8/1/2019	4,000,000	4,142,240
Indiana, Finance Authority Health Systems Revenue, Sisters of St. Francis Health, Series C, 5.0%, 11/1/2014	2,000,000	2,229,460
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	2,998,005
Indiana, Health Facility Financing Authority Revenue, Ascension Health, Series A-1, 5.0%, 11/1/2027	1,000,000	1,094,530
Indiana, Transportation Finance Authority, Highway Revenue, Series A, Prerefunded, 5.25%, 6/1/2016 (a)	5,000,000	5,698,700
Tipton, IN, School District General Obligation, School Building Corp., 5.55%, 7/15/2012 (a)	220,000	233,390

		16,396,325
Kansas 0.2%
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Revenue, Series B-4, AMT, 4.25%, 6/1/2023	245,000	247,293
Shawnee, KS, Multi-Family Housing Revenue, Prairie Lakes Apartments, AMT, 4.35%, 2/1/2013	400,000	411,992
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III A, 3.0%, 11/15/2011	500,000	511,430

		1,170,715
Kentucky 0.4%
Kentucky, Economic Development Finance Authority Revenue, Catholic Health, Series 04-D, 3.5%, 5/1/2034	1,000,000	1,023,610
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	1,700,000	1,732,113

		2,755,723
Louisiana 0.2%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series A, 4.0%, 10/1/2012	1,500,000	1,589,325
Maine 0.3%
Maine, Finance Revenue Authority, Electronic Rate Stabilization, AMT, 5.2%, 7/1/2018 (a)	645,000	646,954
Maine, State Housing Authority Mortgage Purchase, Series D-2, AMT, 5.0%, 11/15/2027	1,530,000	1,589,915

		2,236,869
Maryland 2.6%
Maryland, State & Local Facilities Loan, Capital Improvement:
Series A, 5.0%, 3/1/2012	1,000,000	1,091,900
Series A, 5.5%, 8/1/2011	2,670,000	2,874,228
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	1,575,000	1,597,255
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,815,900
Maryland, University of Maryland, Systems Auxiliary Facility & Tuition Revenue, Series A, 5.0%, 4/1/2012	5,000,000	5,469,500
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 3.9%, 8/20/2012	165,000	168,813
Series A, AMT, 5.6%, 12/1/2034	60,000	61,502
Series A, AMT, 7.0%, 8/1/2033	70,000	72,197
Series A, AMT, 7.4%, 8/1/2032	25,000	25,438

		17,176,733
Massachusetts 2.7%
Massachusetts, Bay Transportation Authority Revenue, Series A, Prerefunded, 5.25%, 7/1/2030	2,170,000	2,216,655
Massachusetts, Bay Transportation Authority, General Transportation Systems, 0.25% **, 3/1/2030	4,000,000	4,000,000
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project No. 4, Series A, 5.0%, 7/1/2011 (a)	1,000,000	1,049,800
Massachusetts, State General Obligation, Series A, 0.19% **, 9/1/2016	6,000,000	6,000,000
Massachusetts, State Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2011 (a)	4,500,000	4,545,945

		17,812,400
Michigan 1.9%
Detroit, MI, Sewer Disposal Revenue, Series D, 0.768% *, 7/1/2032 (a)	4,100,000	3,081,150
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012 (a)	110,000	117,438
Grand Haven, MI, Electric Revenue, 5.0%, 7/1/2010 (a)	1,515,000	1,540,058
Michigan, Municipal Bond Authority Revenue, School Loan, Series A, 5.25%, 6/1/2011	4,175,000	4,383,166
Michigan, State Building Authority Revenue, Facilities Program, Series H, 3.0%, 10/15/2010	275,000	279,166
Michigan, State General Obligation, Series A, 2.0%, 9/30/2010	2,500,000	2,527,025
Michigan, Strategic Fund, Limited Obligation Revenue, United Jewish Project, 5.75%, 1/1/2012, Bank One NA (c)	400,000	400,612

		12,328,615
Minnesota 0.9%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	500,000	501,420
Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue, Series B, AMT, 5.0%, 1/1/2012	1,500,000	1,586,760
Minnesota, Single Family Housing Revenue, Housing Finance Agency, 5.2%, 1/1/2017	1,035,000	1,076,742
Rochester, MN, Electric Utility Revenue:
Prerefunded, 5.25%, 12/1/2024 (a)	2,000,000	2,083,060
Prerefunded, 5.25%, 12/1/2030 (a)	1,000,000	1,041,530

		6,289,512
Mississippi 0.1%
Mississippi, Home Corp., Single Family Mortgage Revenue, Class 7, Series A, AMT, 6.3%, 6/1/2031	520,000	536,182
Missouri 2.1%
Florissant, MO, Industrial Development Authority, Mortgage Revenue, Desmet RHF Acquisition, Series A, Prerefunded, 8.5%, 8/15/2030	2,460,000	2,601,155
Jackson County, MO, Hospital & Healthcare Revenue, St. Joseph Hospital, ETM, 7.5%, 6/1/2010	210,000	214,439
Kansas City, MO, Core City General Obligation, Streetlight Project, Series A, Prerefunded, 5.75%, 2/1/2012	100,000	101,031
Missouri, Development Finance Board, Greater St. Louis Project, 4.9%, 9/1/2010, Bank of America NA (c)	685,000	687,309
Missouri, Housing Development Community, Single Family Mortgage:
Series C, 6.55%, 9/1/2028	60,000	61,875
AMT, 7.45%, 9/1/2031	100,000	103,231
Missouri, Single Family Housing Revenue, Housing Development, Series B-2, AMT, 5.75%, 3/1/2019	15,000	15,572
Missouri, State Highways & Transit Commission, State Road Revenue, Series A, Prerefunded, 5.0%, 2/1/2014	5,000,000	5,440,550
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program:
Series D, 4.8%, 3/1/2040	1,440,000	1,535,213
Series C, AMT, 5.6%, 9/1/2035	1,735,000	1,811,357
St. Charles County, MO, Industrial Development Authority, Health Care Facilities Revenue, Garden View Care Center Project, AMT, 5.4%, 11/15/2016, US Bank NA (c)	1,335,000	1,336,415

		13,908,147
Nebraska 0.3%
Clay County, NE, Industrial Development Revenue, Hybrids Cooperative Project, AMT, 5.25%, 3/15/2014, US Bank NA (c)	1,610,000	1,592,870
Fillmore County, NE, Industrial Development Revenue, Omalley Grain, Inc. Project:
AMT, 5.0%, 12/1/2010, US Bank NA (c)	45,000	45,071
AMT, 5.0%, 12/1/2011, US Bank NA (c)	180,000	178,268
AMT, 5.1%, 12/1/2012, US Bank NA (c)	135,000	135,015
AMT, 5.2%, 12/1/2013, US Bank NA (c)	195,000	193,836

		2,145,060
Nevada 1.9%
Clark County, NV, School District General Obligation, 5.5%, 6/15/2013 (a)	4,700,000	5,302,916
Las Vegas Valley, NV, Water District Improvement, Series A, 5.25%, 6/1/2017 (a)	4,585,000	4,911,636
Nevada, Housing Division, Single Family Housing Revenue, Series B-1, 5.25%, 10/1/2017	275,000	277,384
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	30,000	30,680
Nevada, Single Family Housing Revenue, Housing Division, Series A-2, AMT, 5.2%, 10/1/2018	180,000	183,589
Nevada, State Capital Cultural Improvement, Series B, 5.0%, 5/1/2011	1,000,000	1,057,430
Washoe, NV, Public Safety Training, 4.875%, 9/1/2010 (a)	1,055,000	1,058,271

		12,821,906
New Jersey 3.2%
Gloucester County, NJ, Public Improvement Authority, Electric Mobility Project, AMT, 5.0%, 11/1/2010	135,000	135,415
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	677,051	681,438
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series W, 5.0%, 3/1/2012	2,375,000	2,558,920
Series J-4, 5.0%, 9/1/2029 (a)	5,000,000	5,586,050
New Jersey, State Transportation Trust Fund Authority:
Series C, ETM, 5.0%, 6/15/2011	5,000,000	5,313,600
Series A, Prerefunded, 6.125%, 6/15/2015	6,650,000	6,799,891

		21,075,314
New Mexico 0.2%
New Mexico, Mortgage Finance Authority, Second Mortgage Program, 144A, AMT, 6.5%, 1/1/2018	91,800	92,578
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series D, 5.35%, 9/1/2040	1,155,000	1,259,389

		1,351,967
New York 5.0%
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.2% **, 11/1/2035, Fortis Bank SA (c)	5,000,000	5,000,000
Series E-2, 0.2% **, 11/1/2035, Fortis Bank SA (c)	5,000,000	5,000,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series D, 5.0%, 6/15/2016	5,000,000	5,745,600
New York, State Tollway Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2012	1,000,000	1,088,800
New York, Tobacco Settlement Financing Corp.:
Series B, 5.0%, 6/1/2011	4,500,000	4,750,290
Series C-1, 5.25%, 6/1/2013	3,615,000	3,627,942
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Second Generation, Series-2008-BB-4, 0.16% **, 6/15/2033	5,000,000	5,000,000
New York City, NY, Transitional Finance Authority, Future Tax Secured, Series A, 5.0%, 8/1/2018	2,125,000	2,314,550
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	651,544

		33,178,726
North Carolina 2.3%
Mecklenburg County, NC, Public Facilities Corp., Limited Obligation Bond, Annual Appropriation, 5.0%, 3/1/2015	5,000,000	5,761,500
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2017	1,500,000	1,623,795
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	2,275,000	2,343,068
North Carolina, Municipal Power Agency, Number 1 Catawba Electric Revenue, Series A, 5.25%, 1/1/2013	2,500,000	2,757,950
North Carolina, State Grant Anticipation Revenue, Department of State Treasurer, 5.0%, 3/1/2012	1,545,000	1,678,704
North Carolina, State Public Improvement, Series A, 5.5%, 3/1/2011	1,000,000	1,056,730

		15,221,747
Ohio 6.2%
Bowling Green, OH, Multi-Family Revenue, Village Apartments, Series A, 4.75%, 9/20/2011	80,000	82,723
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-1, 5.0%, 6/1/2015	4,500,000	4,700,970
Columbus, OH, General Obligation, Series A, 5.0%, 6/15/2011	1,710,000	1,817,456
Franklin County, OH, Multi-Family Revenue, Lincoln Park Project, Series A, AMT, 5.65%, 4/20/2013	150,000	155,238
Maple Heights, OH, Bond Anticipation Notes, 2.0%, 6/24/2010	6,800,000	6,824,684
Mason, OH, Health Care Facilities, MCV Health Care Facilities Project, 5.25%, 2/20/2020	45,000	45,655
Montgomery County, OH, Catholic Health Revenue, Series C-2, 4.1%, 10/1/2041	1,135,000	1,187,392
Ohio, American Municipal Power, Inc., Electricity Purchase Revenue, Series A, 5.0%, 2/1/2011	5,000,000	5,181,100
Ohio, State Building Facilities Authority, Administration Building Fund Project, Series B, 5.0%, 10/1/2013	4,880,000	5,484,193
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	4,174,014
Ohio, State Higher Education, Series A, 5.0%, 8/1/2021	5,000,000	5,750,350
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,722,700
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	1,045,000	1,122,967
Ohio, State Water Development Authority Revenue, Fresh Water Development:
5.375%, 12/1/2016	125,000	136,083
Prerefunded, 5.375%, 12/1/2016	1,925,000	2,132,823

		41,518,348
Oklahoma 0.0%
Bryan County, OK, Economic Development Revenue Authority, Single Family Mortgage, Series A, 8.6%, 7/1/2010	30,000	14,849
Comanche County, OK, Home Finance Authority Mortgage Revenue, Multi-Family FHA Diplomat, Series A, 5.2%, 12/1/2013	305,000	308,782

		323,631
Pennsylvania 4.0%
Chester, PA, Core City General Obligation, Series B, 5.8%, 12/1/2013 (a)	810,000	810,186
Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary's Hospital Authority, Series A, 7.0%, 6/15/2015 (a)	1,770,000	1,774,761
Pennsylvania, Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, 3.6%, 9/1/2013	1,500,000	1,501,845
Pennsylvania, Financing Authority Revenue, AMT, 5.0%, 6/1/2010 (a)	570,000	575,073
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 90A, AMT, 5.0%, 10/1/2035	1,465,000	1,471,197
Pennsylvania, State General Obligation:
Series A, 5.0%, 2/15/2012	5,000,000	5,438,650
5.0%, 7/1/2013	7,500,000	8,491,875
Pennsylvania, State Industrial Development Authority Revenue, Economic Development, 5.5%, 7/1/2018 (a)	4,650,000	4,931,883
Pennsylvania, TJUH System Project, 6.0%, 1/11/2011 (e)	253,308	254,541
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	160,000	159,246
Series C, 4.7%, 7/1/2013	150,000	149,294
Series E, 4.7%, 7/1/2013	180,000	179,152
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	690,000	665,291
Pittsburgh, PA, Industrial Development Revenue, Urban Redevelopment Authority, Series A, 144A, 6.0%, 12/1/2011, PNC Bank NA (c)	180,000	180,501

		26,583,495
Puerto Rico 2.8%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2010	3,250,000	3,340,350
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series BB, 5.25%, 7/1/2018 (a)	5,000,000	5,201,600
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.0%, 7/1/2011	930,000	968,260
Puerto Rico, Electric Power Authority Revenue, Series WW, 5.5%, 7/1/2021	1,495,000	1,577,330
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 5.0%, 8/1/2039	7,000,000	7,352,660

		18,440,200
South Carolina 0.8%
South Carolina, Jobs-Economic Development Authority, Hospital Improvement Revenue, Palmetto Health Alliance:
3.0%, 8/1/2010	1,000,000	1,003,350
5.0%, 8/1/2015	500,000	527,925
South Carolina, State Public Service Authority Revenue, Series D, 5.25%, 1/1/2014 (a)	3,500,000	3,879,155

		5,410,430
South Dakota 0.1%
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013 (a)	645,000	655,191
Tennessee 0.6%
Jackson, TN, Hospital Revenue, Jackson-Madison County Project, 5.25%, 4/1/2014	1,290,000	1,401,134
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	2,210,000	2,292,742

		3,693,876
Texas 9.2%
Fort Worth, TX, General Obligation, 5.0%, 3/1/2016	4,260,000	4,885,198
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series A, 0.4% **, 6/1/2027 (a)	5,000,000	5,000,000
Harris County, TX, Hospital District Mortgage Revenue, 7.4%, 2/15/2010 (a)	610,000	611,556
Houston, TX, Airport Systems Revenue, Series A, 5.0%, 7/1/2016	625,000	696,737
Houston, TX, Utility System Revenue, First Lien, Series C-2A, 5.0%, 5/15/2034 (a)	1,630,000	1,702,160
North Texas, Tollway Authority Revenue:
Series E-2, 5.25%, 1/1/2038	5,000,000	5,356,850
Series L-2, 6.0%, 1/1/2038	2,000,000	2,216,920
San Antonio, TX, Electric & Gas Revenue, Series A, 5.5%, 2/1/2013	4,000,000	4,525,400
Spring Branch, TX, Independent School District, 5.0%, 2/1/2012	5,440,000	5,911,430
Tarrant County, TX, Multi-Family Housing Revenue, Housing Financial Corp., Series A, AMT, 3.7%, 12/20/2013	510,000	515,743
Tarrant County, TX, Public Housing Revenue, Housing Financial Corp., Series A, AMT, 3.85%, 1/20/2013	445,000	457,104
Texas, Dallas-Fort Worth International Airport Revenue, Series A, 5.0%, 11/1/2016	4,000,000	4,453,640
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2016	3,500,000	3,906,945
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012	75,000	78,124
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 0.87% *, 9/15/2017	7,000,000	6,426,000
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2011	2,000,000	2,107,100
Texas, State Water Financial Assistance, Series E, 4.0%, 8/1/2011	500,000	526,330
Texas, Trinity River Authority, Regional Wastewater Systems Revenue, 5.0%, 8/1/2014	4,805,000	5,480,535
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2015	1,605,000	1,791,597
5.0%, 12/15/2017	1,270,000	1,405,369
Wichita Falls, TX, Water & Sewer Revenue, Prerefunded, 5.375%, 8/1/2024 (a)	3,000,000	3,217,110

		61,271,848
Utah 1.2%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (a)	235,000	246,259
Salt Lake County, UT, General Obligation, 4.25%, 6/15/2013	5,000,000	5,537,650
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.2%, 7/1/2011	10,000	10,129
Series A-2, Class II, AMT, 5.4%, 7/1/2016	40,000	41,039
Series C, Class III, AMT, 6.25%, 7/1/2014	25,000	25,549
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	610,000	618,442
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	1,195,000	1,214,240
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	605,000	600,638

		8,293,946
Vermont 0.1%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034 (a)	885,000	893,540
Virgin Islands 0.3%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2011	1,645,000	1,715,110
Virginia 3.6%
Norfolk, VA, Capital Improvement, Series A, 5.0%, 3/1/2012	7,000,000	7,624,400
Virginia, College Building Authority, Educational Facilities Revenue, Public Higher Education Financing Program:
Series B, 3.0%, 9/1/2011	6,885,000	7,157,508
Series A, 5.0%, 9/1/2011	2,555,000	2,736,891
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program, Series B, 5.0%, 11/1/2016	1,300,000	1,518,504
Virginia, Upper Occoquan Sewer Authority, Regional Sewer Revenue, 5.0%, 7/1/2017 (a)	4,320,000	4,811,659
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%, 11/1/2011	275,000	276,554

		24,125,516
Washington 6.1%
King County, WA, Limited Tax, Series D, 4.0%, 12/1/2011	1,535,000	1,631,229
King County, WA, School District No. 410, Snoqualmie Valley, Series A, 5.0%, 12/1/2015 (a)	6,180,000	6,915,605
Pierce County, WA, Peninsula School District No. 401, 5.0%, 12/1/2015 (a)	5,000,000	5,489,900
Pierce County, WA, School District No. 400, Clover Park, 5.0%, 12/1/2010 (a)	1,000,000	1,039,340
Seattle, WA, Drain & Wastewater Revenue, Series B, 2.0%, 11/1/2010	3,695,000	3,743,996
Seattle, WA, Port Revenue, Series B, AMT, 5.625%, 4/1/2016 (a)	1,805,000	1,860,594
Washington, Energy Northwest Electric Revenue, Columbia Generating Station:
Series A, 5.0%, 7/1/2013 (a)	1,000,000	1,065,770
Series A, 5.5%, 7/1/2017 (a)	10,000,000	10,705,900
Series A, 5.75%, 7/1/2018 (a)	3,500,000	3,834,915
Washington, Energy Northwest Electric Revenue, Project No. 3, Series A, 5.5%, 7/1/2013	3,500,000	4,010,090
Washington, Housing Finance Authority, Nonprofit Housing Revenue, Series B, 5.1%, 7/1/2010, US Bank NA (c)	60,000	60,989

		40,358,328
West Virginia 1.4%
West Virginia, Public Energy Authority Revenue, Morgantown Association Project, AMT, 0.6% **, 7/1/2017, Dexia Credit Local (c)	9,000,000	9,000,000
Wisconsin 2.2%
Sun Prairie, WI, School District, 3.0%, 3/1/2011	500,000	513,845
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	2,195,000	2,245,397
Wisconsin, State General Obligation, Series A, Prerefunded, 5.75%, 5/1/2020	10,000,000	10,142,100
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series B, 4.75%, 8/15/2025	2,000,000	2,055,200

		14,956,542

Total Municipal Bonds and Notes (Cost $619,073,399)		628,719,102

	Shares	Value ($)
Open-End Investment Companies 5.8%
BlackRock MuniCash, 0.14% ***	31,707,651	31,707,651
BlackRock MuniFund, 0.10% ***	7,005,267	7,005,267

Total Open-End Investment Companies (Cost $38,712,918)		38,712,918

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $657,786,317) †	100.2	667,432,020
Other Assets and Liabilities, Net	(0.2)	(1,499,555)

Net Assets	100.0	665,932,465

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of January 31, 2010.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2010.

***	Current yield; not a coupon rate.
†
The cost for federal income tax purposes was $657,790,476.  At January 31, 2010, net unrealized appreciation for all securities based on tax cost was $9,641,544.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,600,445 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,958,901.

(a)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	3.3
American Capital Assurance	0.3
Assured Guaranty Municipal Corp.	12.3
Financial Guaranty Insurance Co.	1.7
National Public Finance Guarantee Corp.	7.9
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

(b)	At January 31, 2010, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.
(c)	Security incorporates a letter of credit from the bank listed.
(d)	When-issued security.
(e)	Taxable issue.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At January 31, 2010, open interest rate swaps contracts were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)

2/24/2010 2/24/2018	22,250,0001	Fixed — 3.005%	Floating — SIFMA	(557,046)

Counterparty:
1	Citigroup, Inc.
SIFMA: Securities Industry and Financial Markets Association

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(f)	$—	$628,719,102	$—	$628,719,102
Open-End Investment Companies	38,712,918	—	—	38,712,918
Total	$38,712,918	$628,719,102	$—	$667,432,020

Liabilities
Derivatives(g)	$—	$(557,046)	$—	$(557,046)
Total	$—	$(557,046)	$—	$(557,046)

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on interest rate swaps contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$ (557,046)

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010